Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2015
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	6M15	6M14
Deferred compensation expense (CHF million)
Share awards	444	476
Performance share awards	303	328
Contingent Capital Awards	196	174
Capital Opportunity Facility awards	7	5
Plus Bond awards [1]	11	17
2011 Partner Asset Facility awards [2]	1	10
Adjustable Performance Plan share awards [3]	0	(2)
Adjustable Performance Plan cash awards [3]	0	(13)
Restricted Cash Awards	21	47
Scaled Incentive Share Units [3]	0	(3)
2008 Partner Asset Facility awards [4]	22	83
Other cash awards	207	221
Discontinued operations	0	(9)
Total deferred compensation expense	1,212	1,334
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 6M13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets prior to the CCA conversion.
3 Includes forfeitures and downward adjustments according to the plan terms and conditions.
4 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	6M15
Estimated unrecognized compensation expense (CHF million)
Share awards	968
Performance share awards	425
Contingent Capital Awards	383
Capital Opportunity Facility awards	2
Plus Bond awards	2
Restricted Cash Awards	17
Other cash awards	183
Estimated unrecognized deferred compensation expense	1,980

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2

Share-based award activities
Share-based award activity
	6M15
Number of awards (in millions)	Share awards	Performance share awards	Adjustable Performance Plan share awards		ISU awards
Share-based award activities
Balance at beginning of period	76.5	47.5	7.1		0.6
Granted	42.3	30.5	0.3	[1]	0.0
Settled	(36.9)	(22.7)	(7.4)		0.0
Forfeited	(0.5)	(0.2)	0.0		0.0
Balance at end of period	81.4	55.1	0.0		0.6
of which vested	4.0	2.0	0.0		0.1
of which unvested	77.4	53.1	0.0		0.5
1 Represents additional units earned in 6M15 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.